Credit Facilitates - Schedule Of Debt Instruments (Detail) - We Bank [Member] - Loans Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Maturities	Loan period 24 months, repay before 11/27/2023
Interest Rate	Loan Prime Rate 4.25%
Collateral Guarantee	Hui Tang
Long-Term Debt	$ 0	$ 209,609